Deconsolidation of Certain Interests (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Impact of Deconsolidation of Borgata [Table Text Block]
The following table presents the carrying values of the major categories of assets and liabilities of Borgata, immediately preceding its deconsolidation on September 30, 2014, which were excluded from our consolidated balance sheet as of September 30, 2014:

September 30,
(In thousands)	2014
ASSETS
Current assets	$98,119
Long-term assets	1,220,036
Total Assets	$1,318,155

LIABILITIES AND NONCONTROLLING INTERESTS
Current liabilities	$106,666
Long-term liabilities	786,278
Noncontrolling interests	191,833
Total Liabilities and Noncontrolling Interests	$1,084,777

Condensed Financial Statements [Table Text Block]
Summarized balance sheet and results of operations information for periods subsequent to the deconsolidation of Borgata on September 30, 2014 is as follows:

Balance Sheet Information	December 31,
(In thousands)	2015	2014
Current assets	$97,935	$100,297
Property and other long-term assets, net	1,149,337	1,196,339
Current liabilities	117,452	122,150
Long-term debt and other liabilities	687,307	762,609
Equity	455,685	411,877

Results of Operations Information	Twelve Months Ended	Three Months Ended
(In thousands)	December 31, 2015	December 31, 2014
Net revenues	$804,166	$179,147
Operating expenses	657,324	157,896
Operating income	146,842	21,251
Interest expense	59,681	17,431
Loss on early extinguishments of debt	18,895	740
State income tax expense (benefit)	(3,731)	446
Net income	$71,997	$2,634